Segment Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenues:
Total third-party revenues	¥ 1,346,400	$ 206,938	¥ 1,423,179	¥ 1,114,711
Total related party revenues	1,499,606	230,485	1,138,457	1,117,985
Total revenues	2,846,006	437,423	2,561,636	2,232,696
Less: business taxes and related surcharges	(19,098)	(2,935)	(48,064)	(112,769)
Net revenues	2,826,908	434,488	2,513,572	2,119,927
Operating cost and expenses:
Relationship manager compensation	(616,064)	(94,687)	(563,620)	(524,629)
Performance fee compensation	(11,291)	(1,735)	(8,146)	(24,786)
Other Compensation	(780,017)	(119,886)	(728,639)	(615,077)
Total compensation and benefits	(1,407,372)	(216,308)	(1,300,405)	(1,164,492)
Selling expenses	(320,462)	(49,254)	(322,667)	(263,815)
General and administrative expenses	(248,878)	(38,252)	(234,488)	(170,929)
Other operating expenses	(147,318)	(22,642)	(151,088)	(94,624)
Government subsidies	74,156	11,398	162,365	132,709
Total operating cost and expenses	(2,049,874)	(315,058)	(1,846,283)	(1,561,151)
Income (loss) from operations	777,034	119,430	667,289	558,776
One Time Commissions
Revenues:
Total third-party revenues	541,024	83,154	810,645	391,189
Total related party revenues	561,060	86,233	321,442	428,687
Recurring Service Fees
Revenues:
Total third-party revenues	547,123	84,091	475,000	401,292
Total related party revenues	860,730	132,292	775,726	634,913
Performance Based Income
Revenues:
Total third-party revenues	86,494	13,294	19,740	193,940
Total related party revenues	54,502	8,377	39,501	53,825
Other Service
Revenues:
Total third-party revenues	171,759	26,399	117,794	128,290
Total related party revenues	23,314	$ 3,583	1,788	560
Wealth Management
Revenues:
Total third-party revenues	1,214,006		1,301,125	936,871
Total related party revenues	927,389		667,803	748,930
Total revenues	2,141,395		1,968,928	1,685,801
Less: business taxes and related surcharges	(15,128)		(37,274)	(88,285)
Net revenues	2,126,267		1,931,654	1,597,516
Operating cost and expenses:
Relationship manager compensation	(611,550)		(556,554)	(507,400)
Other Compensation	(463,370)		(443,705)	(348,504)
Total compensation and benefits	(1,074,920)		(1,000,259)	(855,904)
Selling expenses	(295,798)		(280,993)	(219,286)
General and administrative expenses	(146,122)		(120,764)	(78,849)
Other operating expenses	(77,490)		(82,059)	(53,375)
Government subsidies	49,008		78,445	75,960
Total operating cost and expenses	(1,545,322)		(1,405,630)	(1,131,454)
Income (loss) from operations	580,945		526,024	466,062
Wealth Management | One Time Commissions
Revenues:
Total third-party revenues	539,936		809,460	390,668
Total related party revenues	560,048		318,555	424,354
Wealth Management | Recurring Service Fees
Revenues:
Total third-party revenues	519,575		413,085	334,982
Total related party revenues	358,321		347,819	324,182
Wealth Management | Performance Based Income
Revenues:
Total third-party revenues	84,105		11,143	141,774
Total related party revenues	9,020		707
Wealth Management | Other Service
Revenues:
Total third-party revenues	70,390		67,437	69,447
Total related party revenues			722	394
Asset Management Business
Revenues:
Total third-party revenues	41,737		71,697	119,509
Total related party revenues	548,903		469,588	368,889
Total revenues	590,640		541,285	488,398
Less: business taxes and related surcharges	(2,599)		(9,475)	(23,409)
Net revenues	588,041		531,810	464,989
Operating cost and expenses:
Relationship manager compensation	(4)		(1,452)	(8,044)
Performance fee compensation	(11,291)		(8,146)	(24,786)
Other Compensation	(190,032)		(155,567)	(150,663)
Total compensation and benefits	(201,327)		(165,165)	(183,493)
Selling expenses	(9,271)		(16,172)	(17,279)
General and administrative expenses	(70,618)		(77,201)	(53,555)
Other operating expenses	(27,773)		(35,923)	(19,411)
Government subsidies	23,848		83,920	56,304
Total operating cost and expenses	(285,141)		(210,541)	(217,434)
Income (loss) from operations	302,900		321,269	247,555
Asset Management Business | One Time Commissions
Revenues:
Total third-party revenues	1,088		1,185	521
Total related party revenues	1,012		2,887	4,333
Asset Management Business | Recurring Service Fees
Revenues:
Total third-party revenues	27,548		61,915	66,310
Total related party revenues	502,409		427,907	310,731
Asset Management Business | Performance Based Income
Revenues:
Total third-party revenues	2,389		8,597	52,166
Total related party revenues	45,482		38,794	53,825
Asset Management Business | Other Service
Revenues:
Total third-party revenues	10,712			512
Other Financial Service Business
Revenues:
Total third-party revenues	90,657		50,357	58,331
Total related party revenues	23,314		1,066	166
Total revenues	113,971		51,423	58,497
Less: business taxes and related surcharges	(1,371)		(1,315)	(1,075)
Net revenues	112,600		50,108	57,422
Operating cost and expenses:
Relationship manager compensation	(4,510)		(5,614)	(9,185)
Other Compensation	(126,615)		(129,367)	(115,910)
Total compensation and benefits	(131,125)		(134,981)	(125,095)
Selling expenses	(15,393)		(25,502)	(27,250)
General and administrative expenses	(32,138)		(36,523)	(38,525)
Other operating expenses	(42,055)		(33,106)	(21,838)
Government subsidies	1,300			445
Total operating cost and expenses	(219,411)		(230,112)	(212,263)
Income (loss) from operations	(106,811)		(180,004)	(154,841)
Other Financial Service Business | Other Service
Revenues:
Total third-party revenues	90,657		50,357	58,331
Total related party revenues	¥ 23,314		¥ 1,066	¥ 166